Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables [Line Items]
Trade receivables	€ 341.7	€ 334.8
Reduction in trade-terms	(200.5)	(191.2)
Total trade receivables	141.2	143.6
Not past due
Trade Receivables [Line Items]
Trade receivables	308.3	287.9
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	20.3	32.2
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	3.9	7.3
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	1.0	3.4
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	8.2	4.0
Gross
Trade Receivables [Line Items]
Trade receivables	346.1	339.6
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	308.6	288.1
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	20.5	32.5
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	4.0	7.5
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	1.1	3.6
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	11.9	7.9
Impaired
Trade Receivables [Line Items]
Trade receivables	(4.4)	(4.8)
Impaired | Not past due
Trade Receivables [Line Items]
Trade receivables	(0.3)	(0.2)
Impaired | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	(0.2)	(0.3)
Impaired | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.2)
Impaired | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.2)
Impaired | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (3.7)	€ (3.9)